Customer Concentrations	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Customer Concentrations [Text Block]
12.	Customer Concentrations

The Company has concentrations in the volumes of business transacted with particular customers. The loss of these customers could have a material adverse effect on the Company’s business.

For the six months ended July 31, 2014, the Company had concentrations of sales with a customer equal to 36% (2013: 39%) of the Company’s net sales. As at July 31, 2014 the accounts receivable balance for this customer was $43,647 (January 31, 2014: $15,462).

For the six months ended July 31, 2014, the Company had concentrations of sales with another customer equal to 4% (2013: 14%) of the Company’s net sales. As at July 31, 2014 the accounts receivable balance from this customer was $2,113 (January 31, 2014: $3,215).

16. Customer Concentrations

The Company has concentrations in the volumes of business transacted with particular customers. The loss of these customers could have a material adverse effect on the Company’s business.

For the year ended January 31, 2014, the Company had concentrations of sales with a customer equal to 37.0% (2013: 55.3%) of the Company’s net sales. As at January 31, 2013 the accounts receivable balance for this customer was $15,462 (2013: $325,530).

For the year ended January 31, 2014, the Company had concentrations of sales with another customer equal to 12.0% (2013: 22.8%) of the Company’s net sales. As at January 31, 2014 the accounts receivable balance from this customer was $3,821 (2013: Nil).